Related Party Transactions - Schedule of Compensation for Key Management Personnel (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Remuneration(a)	R$ 41,347	R$ 43,122	R$ 66,778